Inventories - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Decrease (increase) in inventories	€ 293
Inventory write-down	€ 230	€ 339